                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /  (a)
             or fiscal year ending:  12/31/97(b)

Is this a transition report?:(Y/N)   N
                                    ---
Is this an amendment to a previous filing? (Y/N)   N
                                                  ---
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing form.

1. A. Registrant Name: Seperate Account B of Monarch Life Insurance Company
   B. File Number:  811-4167
   C. Telephone Number: (413)784-6196

2. A. Street: ONE MONARCH PLACE
   B. City: SPRINGFIELD   State: MA  D. Zip Code: 01133   Zip Ext.
   E. Foreign Country:                  Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y/N)        N
                                                                        ---
4. Is this the last filing on this form by Registrant? (Y/N)             N
                                                                        ---
5. Is Registrant a small business investment company (SBIC)? (Y/N)
   [If answer is "Y" (Yes) complete only items 89 through 110.]          N
                                                                        ---
6. Is Registrant a unit investment trust (UIT)? (Y/N)
   [If answer is "Y" (Yes) complete only items 111 through 132.]         Y
                                                                        ---
7. A. Is Registrant a series or multiple portfolio company? (Y/N)        N
      [If answer is "N" (No), go to item 8.]                            ---

   B. How many separate series or portfolios did Registrant have at
      the end of the period?               ___

PAGE
For period ending   /  /                    If filing more than one
File number 811-                            Page 47, "X" box: _____

UNIT INVESTMENT TRUSTS
111. A. [/] Depositor Name:
     B. [/] File Number (If any):
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

111. A. [/] Depositor Name:
     B. [/] File Number (If any):
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (If any):
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

112. A. [/] Sponsor Name:
     B. [/] File Number (If any):
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

PAGE
For period ending   /  /                    If filing more than one
File number 811-                            Page 48, "X" box:______

113. A. [/] Trustee Name:
     B. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number: 8-
     C. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:             State:    Zip Code:       Zip Ext.:
        [/] Foreign Country:            Foreign Postal Code:

PAGE
For period ending   /  /                    If filing more than one
File number 811-                            Page 49, "X" box:_____

116. Family of investment companies information:
     A. [/] Is Registrant part of a family of investment
            companies? (Y/N)                           ___
     B. [/] Identify the family in 10 letters: IDSLIFESEP
            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance
            company? (Y/N)                             ___

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)          ___

     C. [/] Scheduled premium variable life contracts? (Y/N) ___

     D. [/] Flexible premium variable life contracts? (Y/N)  ___

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)              ___

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act
         of 1933                                       ___

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                   ___

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ___
         ($000's omitted)

121. [/] State the number of series for which a current prospectus was
         in existence at the end of the period         ___

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                ___

PAGE
For period ending  12/31/97                  If filing more than one
File number 811-4167                         Page 50, "X" box:______

123. [/] State the total value of the additional units considered in
         answering item 122 ($000's omitted)                             0
                                                                        ---
124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current
         period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                                0
                                                                        ---
125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the
         current period solely from the sale of units of all series of
         Registrant ($000's omitted)                                     0
                                                                        ---
126. Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                                0
                                                                        ---
127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of    Total Assets     Total Income
                                  Series         (%000's        Distributions
                                 Investing      omitted)      ($000's omitted)
A. U.S. Treasury direct issue     _______   $___________      $________

B. U.S. Government agency         _______   $___________      $________

C. State and municipal tax-free   _______   $___________      $________

D. Public utility debt            _______   $___________      $________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent _______   $___________      $________

F. All other corporate intermed. &
   long-term debt                 _______   $___________      $________

G. All other corporate short-term
   debt                           _______   $___________      $________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers                        _______   $___________      $________

I. Investment company equity
   securities                     _______   $___________      $________

J. All other equity securities       1      $    148,084      $
                                  _______    ___________       ________

K. Other securities                  1      $      8,891      $
                                  _______    ___________       ________
L. Total assets of all series of
   registrant                        1      $    156,975      $
                                  _______    ___________       ________

PAGE
For period ending  12/31/97                           If filing more than one
File number 811-4167                                  Page 51, "X" box:______

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
         other than the issuer? (Y/N)                                       ___

         [If answer is "N" (No), go to item 131.]                           Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period? (Y/N)                                   ___

         [If answer is "N" (No), go to item 131.]                           Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
         derived from insurance or guarantees? (Y/N)                        ___
                                                                            Y/N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                           $ 1,408
                                                                          ------
132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

          811-______811-______811-______811-______811-______

                     [MONARCH LIFE INSURANCE COMPANY LOGO]

                         MONARCH LIFE INSURANCE COMPANY





This report is signed on behalf of the depositor in the City of Springfield and Commonwealth of Massachusetts on the 25th day of February, 1998.


VARIABLE ACCOUNT B OF
MONARCH LIFE INSURANCE COMPANY


By: Monarch Life Insurance Company
    ------------------------------
    Atilla Aritan
    Vice President & Assistant Treasurer


By: Atilla Aritan
    ------------------------------
    Atilla Aritan
    Vice President & Assistant Treasurer


ATTEST: Larry Humphrey
        Senior Vice President, Chief Financial
         Officer and Treasurer





            ONE MONARCH PLACE - SPRINGFIELD, MA 01133 - 413-784-2000